Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2026
Transactions with Related Parties [Abstract]
Schedule of Transactions with Related Parties	The revenues are recognized in the statement of profit or loss as “Financial income” and in the balance sheet as “Consumer Loans”.

	J&F Participações		Banco Original		Key Personnel (a)		Others (b)	Total
As of June 30, 2026
Assets
Cash and cash equivalents	-		10,117		-		-	10,117
Trade receivables	-		1,219		-		-	1,219
Financial investments	-		168,140		-		-	168,140
Derivative instruments	-		23,912		-		-	23,912
Consumer loans	1,000,144		-		-		19,812	1,019,956
Total	1,000,144		203,388		-		19,812	1,223,344
Liabilities
Third-party funds	83		26,820		-		4,538	31,441
Labor obligations	-		-		1,707		-	1,707
Total	83		26,820		1,707		4,538	33,148

For the three-month period ended June 30, 2026
Revenues and expenses
Commission – banking correspondent and marketplace	223		10,809	(1)	-		-	11,032
Interest income from receivables	-		-		-		22,580	22,580
Income from purchased receivables	47,709		-		-		-	47,709
Revenue from financial investments	-		6,025		-		-	6,025
Interest and other financial expenses	(0)		(2,283	)(2)	-		-	(2,284)
Selling expenses	-		174		-		-	174
Net revenue from transaction activities and other services	(854)		-		-		-	(854)
Administrative expenses	(7,509	)(4)	(3,721)		(8,123	)(3)	-	(19,353)
Total	39,569		11,004		(8,123)		22,580	65,029

For the six-month period ended June 30, 2026
Revenues and expenses
Commission – banking correspondent and marketplace	223		20,711	(1)	-		-	20,934
Interest income from receivables	-		-		-		32,585	32,585
Income from purchased receivables	89,527		-		-		-	89,527
Revenue from financial investments	-		11,899		-		-	11,899
Interest and other financial expenses	-		(12,528	)(2)	-		-	(12,528)
Selling expenses	(251)		174		-		-	(77)
Administrative expenses	(11,208	)(4)	(5,132)		(14,792	)(3)	-	(31,132)
Total	78,291		15,124		(14,792)		32,585	111,208

	J&F Participações		Banco Original		Key Personnel (a)		Others (b)	Total
As of December 31, 2025
Assets
Cash and cash equivalents	-		13,837		-		-	13,837
Trade receivables	206		1,269		-		75	1,550
Financial investments	-		154,852		-		-	154,852
Derivative instruments	-		27,572		-		-	27,572
Consumer loans	914,098		-		-		83,352	997,450
Other receivables	74,907		-		-		266	75,173
Total	989,211		197,530		-		83,693	1,270,434
Liabilities
Trade payables	15		324		-		-	339
Third-party funds	-		27,702		-		6,189	33,891
Labor obligations	-		-		1,125		-	1,125
Total	15		28,026		1,125		6,189	35,355

For the three-month period ended June 30, 2025
Revenues and expenses
Commission – banking correspondent and marketplace	55		17,327	(1)	-		-	17,381
Revenue from financial investments	-		33,702		-		-	33,702
Interest and other financial expenses	-		(17,536	)(2)	-		-	(17,536)
Administrative expenses	(5,507	)(4)	357		(5,600	)(3)	-	(10,750)
Total	(5,452)		33,850		(5,600)		-	22,797

For the six-month period ended June 30, 2025
Revenues and expenses
Commission – banking correspondent and marketplace	55		37,193	(1)	-		326	37,573
Revenue from financial investments	-		59,501		-		-	59,501
Interest and other financial expenses	-		(31,197	)(2)	-		-	(31,197)
Administrative expenses	(10,092	)(4)	(5,516)		(11,131	)(3)	-	(26,739)
Total	(10,038)		59,981		(11,131)		326	39,138

(a)	Includes C-suite and Board of Directors.

(b)	Including close members of the family and other entities within the Group.

(1)	For the three and six-month period ended June 30, 2026, the Group recognized revenues of R$ 2,597 (R$ 3,191 and R$ 6,627 for the three and six-month period ended June 30, 2025) related to the Credit Card Partnership Agreement, revenues of R$ 3,739 and R$ 13,641 for the three and six-month period ended June 30, 2026 (R$ 32 and R$ 81 for the three and six-month period ended June 30, 2025) related to banking correspondent services, revenues of R$ 4,473 for the three and six-month period ended June 30, 2026 (R$ 14,104 and R$ 30,485 for the three and six-month period ended June 30 2025) related to Credit Recovery Services.

(2)	For the three and six-month period ended June 30, 2026, the Group recorded an expense of R$ 2,283 and R$ 12,528 (R$ 17,536 and R$ 31,197 for the three and six-month period ended June 30, 2025) related to the Assignment of Rights Agreement.

(3)	For the three and six-month period ended June 30, 2026, the amount paid as compensation to key management, including short-term benefits, was R$ 8,123 and R$ 14,792 (R$ 5,582 and R$ 11,131 for the three and six-month period ended June 30, 2025). The amounts were recognized as expenses during the reporting period.

(4)	For the three and six-month period ended June 30, 2026, the amount paid as cost sharing was R$ 7,513 and R$ 11,211 (R$ 5,507 and R$ 10,092 for the three and six-month period ended June 30, 2025).